DEBT (Q1) (Details) $ in Millions		1 Months Ended	2 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($) Film	Oct. 31, 2013 USD ($) Film	Jun. 08, 2015 USD ($)	May. 20, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Prepayment of debt			$ 10.0
Credit Agreement [Member]
Line of Credit Facility [Line Items]
Term of credit facility					5 years	5 years
Maximum borrowing capacity					$ 70.0	$ 70.0
Variable rate basis					LIBOR	LIBOR
Interest rate of principal amortization for first year (in hundredths)					3.50%	3.50%
Interest rate of principal amortization for second year (in hundredths)					3.50%	3.50%
Interest rate of principal amortization for third year (in hundredths)					5.00%	5.00%
Interest rate of principal amortization for remaining term (in hundredths)					7.50%	7.50%
Minimum cash threshold					$ 12.0	$ 12.0
Percentage of principal prepayment premium in first year (in hundredths)					5.00%	5.00%
Percentage of principal prepayment premium in second year (in hundredths)					3.00%	3.00%
Percentage of principal prepayment premium in third year (in hundredths)					1.50%	1.50%
Voluntary prepayment amount					$ 5.0	$ 5.0
Percentage of valuation threshold (in hundredths)					83.00%	83.00%
Minimum threshold unpaid principal balance					$ 65.0	$ 65.0
Percentage of valuation threshold thereafter (in hundredths)					75.00%	75.00%
Cash balance maintained for credit facility					$ 3.5	$ 3.5
Credit Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Prepayment of debt				$ 10.0
Credit Agreement [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate with floor (in hundredths)					0.25%	0.25%
War 9 Production Ltd [Member] | Facility [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate (in hundredths)	2.15%	2.15%
Borrowings outstanding	$ 10.4	$ 10.4
Number of television films | Film	3	3